Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 418,219	$ 51,189
Cost of revenues	(300,124)	(18,954)
Gross profit	118,095	32,235
Operating expenses
General and administrative expenses	(1,597,112)	(320,916)
Total operating expenses	(1,597,112)	(320,916)
Other income, net
Interest income	49,395	366
Change in fair value of warrants	15,330
Other income	73,531
Total other income, net	138,256	366
Net loss from continuing operations before income taxes	(1,340,761)	(288,315)
Income tax expenses
Net loss from continuing operations	(1,340,761)	(288,315)
Net loss from discontinued operations		(8,484,517)
Net loss	(1,340,761)	(8,772,832)
Less: Net loss attributable to non-controlling interests	4,995
Net loss attributable to Urban Tea, Inc.'s Shareholders	(1,335,766)	(8,772,832)
Other comprehensive income
Foreign currency translation adjustment	81,152	816,822
Comprehensive loss	(1,259,609)	(7,956,010)
Less: Comprehensive loss attributable to non-controlling interests	4,995
Comprehensive loss attributable to Urban Tea, Inc.'s Shareholders	$ (1,254,614)	$ (7,956,010)
Loss per share- basic and diluted	$ (0.04)	$ (0.66)
Net loss per share from continuing operations - basic and diluted	(0.04)	(0.02)
Net loss per share from discontinued operations - basic and diluted		$ (0.64)
Weighted Average Shares Outstanding-Basic and Diluted	31,289,010	13,324,716